Exhibit 99.1

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 8-30-2008	Input Accounting Summary	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		9/18/2008
2	Payment Date		9/22/2008
3	Collection Period	7/27/2008	8/30/2008	35
4	Monthly Interest Period - Actual	8/20/2008	9/21/2008	33
5	Monthly Interest - Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	266,000,000.00	—	—	—	—	—
7	Class A-2 Notes	483,000,000.00	—	—	—	—	—
8	Class A-3 Notes	544,000,000.00	229,209,721.06	—	71,761,902.83	157,447,818.23	0.2894261
9	Class A-4 Notes	207,000,000.00	207,000,000.00	—	—	207,000,000.00	1.0000000
10	Certificates	148,380,192.94	148,380,192.94	—	—	148,380,192.94	1.0000000

11	Equals: Total Securities	$1,648,380,192.94	$584,589,914.00	$—	$71,761,902.83	$512,828,011.17

12	Total Securitization Value	$1,648,380,192.94	$609,289,641.06			$537,527,738.23

13	NPV Lease Payments Receivable	702,636,880.61	102,502,510.87			88,081,578.95
14	NPV Base Residual	945,743,312.33	506,787,130.19			449,446,159.28

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	5.5235%	—	—	—	—
16	Class A-2 Notes	5.5500%	—	—	—	—
17	Class A-3 Notes	5.5000%	1,050,544.55	4.5833333	72,812,447.38	317.6673618
18	Class A-4 Notes	5.5400%	955,650.00	4.6166667	955,650.00	4.6166667

	Equals: Total Securities		2,006,194.55		73,768,097.38

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	13,934,257.60
20	Pull Ahead Waived Payments	—
21	Sales Proceeds - Early Terminations	10,142,424.04
22	Sales Proceeds - Scheduled Terminations	51,672,135.14
23	Security Deposits for Terminated Accounts	187,470.00
24	Excess Wear and Tear Received	489,241.33
25	Excess Mileage Charges Received	500,297.18
26	Other Recoveries Received	764,043.92

27	Subtotal: Total Collections	77,689,869.21

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	232,395.23

31	Total Available Funds, prior to Servicer Advances	77,922,264.44

32	Servicer Advance	—

33	Total Available Funds	77,922,264.44

34	Reserve Account Draw	—

35	Available for Distribution	77,922,264.44

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		507,741.37
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		2,006,194.55
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	75,403,328.52
49	Regular Principal Distribution Amount	71,761,902.83
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		71,761,902.83
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		3,641,425.69

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 8-30-2008	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	436,209,721.06
55	Less: Aggregate Securitization Value (End of Collection Period)	(537,527,738.23)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	436,209,721.06
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(364,447,818.23)

61	Regular Principal Distribution Amount	71,761,902.83

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	537,527,738.23
64	Less: Targeted Overcollateralization Amount (10.5% of Initial Securitization Value)	(173,079,920.00)

65	Targeted Note Balance	364,447,818.23

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	77,922,264.44
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	507,741.37
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	2,006,194.55
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	75,403,328.52
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	75,403,328.52
77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		12,362,851.00
85	Initial Reserve Account Balance		12,362,851.00
86	Beginning Reserve Account Balance		12,362,851.00
87	Plus: Net Investment Income for the Collection Period		26,167.78

88	Subtotal: Reserve Fund Available for Distribution		12,389,018.78
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		12,389,018.78
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		26,167.78

93	Equals: Ending Reserve Account Balance		12,362,851.00

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	3,420	52,723,897.27
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(51,837,805.14)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(564,385.82)
99	Less: Excess Wear and Tear Received		(489,241.33)
100	Less: Excess Mileage Received		(500,297.18)

101	Current Period Net Residual Losses/(Gains)	3,420	(667,832.20)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	20,074	23,300,035.61
104	Current Period Net Residual Losses (Item 101)	3,420	(667,832.20)

105	Ending Cumulative Net Residual Losses	23,494	22,632,203.41

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		1.37%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 8-30-2008	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current

108	Aggregate Securitization Value			1,648,380,193	537,527,738
109	Aggregate Base Residual Value			1,156,023,383	475,085,628
110	Number of Current Contracts			72,016	33,782
111	Weighted Average Lease Rate			3.46%	3.79%
112	Average Remaining Term			27.9	6.5
113	Average Original Term			37.0	40.8
114	Proportion of Base Prepayment Assumption Realized				80.54%
115	Actual Monthly Prepayment Speed				1.09%
116	Turn-in Ratio on Scheduled Terminations				80.18%
		Sales Proceeds	Units	Book Amount	Securitization Value

117	Pool Balance - Beginning of Period		37,844	688,191,822	609,289,641
118	Depreciation/Payments			(9,723,683)	(9,347,673)
119	Gross Credit Losses		(24)	(379,116)	(374,159)
120	Early Terminations - Regular		(618)	(10,551,527)	(9,316,173)
121	Early Terminations - Lease Pull Aheads		—	—	—
122	Scheduled Terminations - Returned to VCI	41,892,352	(2,742)	(48,589,223)	(43,801,912)
123	Scheduled Terminations - Purchased	9,945,453	(678)	(9,993,797)	(8,921,986)

124	Pool Balance - End of Period		33,782	608,954,476	537,527,738

125	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage

126	Current		33,113	526,498,027	97.95%
127	31 - 90 Days Delinquent		582	9,470,329	1.76%
128	91+ Days Delinquent		87	1,559,382	0.29%

129	Total		33,782	537,527,738	100.00%

130	Credit Losses:			Units	Amounts

131	Aggregate Securitization Value on charged-off units			24	374,159
132	Aggregate Liquidation Proceeds on charged-off units				(220,726)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			3	57,738
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(20,226)

136	Current Period Aggregate Net Credit Losses/(Gains)			27	190,945

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			785	4,845,640
139	Current Period Net Credit Losses (Item 136)			27	190,945

140	Ending Cumulative Net Credit Losses			812	5,036,585

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.31%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 8-30-2008	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
10/20/2008	46,240,358
11/20/2008	39,910,822
12/20/2008	18,846,925
1/20/2009	27,069,911
2/20/2009	35,211,252
3/20/2009	45,119,436
4/20/2009	60,865,887
5/20/2009	60,277,191
6/20/2009	59,023,610
7/20/2009	22,974,288
8/20/2009	15,701,863
9/20/2009	14,317,318
10/20/2009	10,143,073
11/20/2009	9,359,015
12/20/2009	5,223,107
1/20/2010	7,511,269
2/20/2010	6,860,871
3/20/2010	9,881,693
4/20/2010	12,845,115
5/20/2010	16,809,866
6/20/2010	12,341,004
7/20/2010	795,322
8/20/2010	61,017
9/20/2010	66,073
10/20/2010	36,141
11/20/2010	28,742
12/20/2010	6,235
1/20/2011	335
2/20/2011	—
3/20/2011	—
4/20/2011	—
5/20/2011	—
6/20/2011	—
7/20/2011	—
8/20/2011	—
9/20/2011	—
10/20/2011	—
11/20/2011	—
12/20/2011	—
1/20/2012	—
2/20/2012	—
3/20/2012	—
4/20/2012	—
5/20/2012	—
6/20/2012	—
7/20/2012	—
8/20/2012	—
9/20/2012	—
10/20/2012	—
11/20/2012	—
12/20/2012	—
1/20/2013	—
2/20/2013	—
3/20/2013	—
4/20/2013	—
5/20/2013	—
6/20/2013	—
7/20/2013	—
8/20/2013	—
9/20/2013	—
Total:	537,527,738

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option exercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month